Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 0.6%
Cayman Islands - 0.1%
LFT CRE Ltd.
Series 2021-FL1, Class C,
1-Month LIBOR + 1.95%, 6.63% (A), 06/15/2039 (B)	$ 1,420,000	$ 1,350,951

United States - 0.5%
American Homes 4 Rent Trust
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (B)	213,035	205,468
Camillo Trust
Series 2016-SFR1,
5.00%, 12/05/2023 (B)	942,887	914,600
Consumer Receivables Asset Investment Trust
Series 2021-1, Class A1X,
3-Month Term SOFR + 3.75%, 8.78% (A), 12/15/2024 (B)	544,676	546,527
COOF Securitization Trust Ltd., Interest Only STRIPS
Series 2014-1, Class A,
2.83% (A), 06/25/2040 (B)	57,362	4,186
CoreVest American Finance Ltd.
Series 2019-3, Class A,
2.71%, 10/15/2052 (B)	562,099	531,508
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051 (B) (C)	757	621
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.84% (A), 08/25/2038 (B)	201,853	3,708
Series 2013-2, Class A,
1.61% (A), 03/25/2039 (B)	219,408	7,035
Series 2014-2, Class A,
3.00% (A), 04/25/2040 (B)	85,300	5,631
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A,
3.10%, 07/25/2026 (B)	1,795,663	1,614,280
Series 2021-FNT2, Class A,
3.23%, 05/25/2026 (B)	777,958	703,817
P4 SFR Holdco LLC
Series 2019-STL, Class A,
7.25%, 10/11/2026	1,000,000	981,500
SART
Series 2018-1,
4.75%, 06/15/2025	268,592	265,366

		5,784,247

Total Asset-Backed Securities (Cost $7,748,864)		7,135,198

CORPORATE DEBT SECURITIES - 20.2%
Australia - 0.2%
Commonwealth Bank of Australia
3.78%, 03/14/2032 (B)	375,000	315,107
National Australia Bank Ltd.
2.33%, 08/21/2030 (B)	415,000	323,862
Santos Finance Ltd.
3.65%, 04/29/2031 (B)	378,000	316,220

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Australia (continued)
Scentre Group Trust 1/Scentre Group Trust 2
4.38%, 05/28/2030 (B) (D)	$ 340,000	$ 318,459
Westpac Banking Corp.
Fixed until 11/15/2030, 2.67% (A), 11/15/2035 (D)	300,000	233,636
Fixed until 11/18/2031, 3.02% (A), 11/18/2036	329,000	257,605

		1,764,889

Bermuda - 0.0% (E)
Triton Container International Ltd.
1.15%, 06/07/2024 (B)	291,000	273,603

Canada - 0.6%
Air Canada Pass-Through Trust
3.75%, 06/15/2029 (B)	801,904	744,298
Bank of Montreal
4.70%, 09/14/2027	531,000	524,756
Barrick Gold Corp.
6.45%, 10/15/2035	74,000	80,346
Canadian Pacific Railway Co.
2.05%, 03/05/2030	475,000	403,295
3.10%, 12/02/2051	152,000	108,609
Enbridge, Inc.
5.70%, 03/08/2033	863,000	896,776
Federation des Caisses Desjardins du Quebec
5.70%, 03/14/2028 (B)	330,000	337,769
Fortis, Inc.
3.06%, 10/04/2026	779,000	729,361
Manulife Financial Corp.
Fixed until 02/24/2027, 4.06% (A), 02/24/2032	245,000	232,755
Nutrien Ltd.
4.90%, 03/27/2028	80,000	79,874
5.80%, 03/27/2053	250,000	256,638
5.95%, 11/07/2025	166,000	169,909
Rogers Communications, Inc.
3.80%, 03/15/2032 (B)	622,000	557,744
4.55%, 03/15/2052 (B)	315,000	258,882
Royal Bank of Canada
6.00%, 11/01/2027	485,000	505,500
Suncor Energy, Inc.
7.88%, 06/15/2026	55,000	59,337
TransCanada PipeLines Ltd.
4.25%, 05/15/2028	480,000	465,233

		6,411,082

Cayman Islands - 0.2%
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (B)	283,000	251,365
2.88%, 02/15/2025 (B)	420,000	393,492
3.95%, 07/01/2024 (B)	717,000	697,397
4.25%, 04/15/2026 (B)	420,000	394,606
4.38%, 05/01/2026 (B)	400,000	375,025

		2,111,885

Colombia - 0.0% (E)
Ecopetrol SA
4.13%, 01/16/2025	99,000	96,353

Denmark - 0.1%
Danske Bank AS
Fixed until 12/20/2024, 3.24% (A), 12/20/2025 (B)	564,000	536,201

Transamerica Series Trust	Page 1

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Denmark (continued)
Danske Bank AS (continued)
Fixed until 04/01/2027, 4.30% (A), 04/01/2028 (B)	$ 225,000	$ 212,139
Fixed until 01/09/2025, 6.47% (A), 01/09/2026 (B)	440,000	440,206

		1,188,546

Finland - 0.0% (E)
Nordea Bank Abp
Fixed until 09/13/2028, 4.63% (A), 09/13/2033 (B)	270,000	249,827

France - 0.3%
BPCE SA
Fixed until 10/06/2025, 1.65% (A), 10/06/2026 (B)	935,000	839,500
3.38%, 12/02/2026	270,000	250,713
5.15%, 07/21/2024 (B)	715,000	701,002
Fixed until 01/18/2026, 5.98% (A), 01/18/2027 (B)	250,000	249,177
Credit Agricole SA
Fixed until 12/23/2025 (F), 8.13% (A) (B)	200,000	192,696
Societe Generale SA
Fixed until 06/09/2026, 1.79% (A), 06/09/2027 (B)	700,000	606,399
Fixed until 01/19/2027, 2.80% (A), 01/19/2028 (B) (D)	409,000	360,775
TotalEnergies Capital International SA
2.99%, 06/29/2041	519,000	405,536

		3,605,798

Germany - 0.2%
Deutsche Bank AG
Fixed until 11/24/2025, 2.13% (A), 11/24/2026	450,000	387,430
Fixed until 09/18/2023, 2.22% (A), 09/18/2024	870,000	845,882
Fixed until 11/16/2026, 2.31% (A), 11/16/2027	460,000	389,455

		1,622,767

Hong Kong - 0.0% (E)
AIA Group Ltd.
3.60%, 04/09/2029 (B)	265,000	249,007

Ireland - 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	584,000	524,736
3.00%, 10/29/2028	1,000,000	873,102
3.30%, 01/30/2032	380,000	315,120
3.88%, 01/23/2028	150,000	138,227
AIB Group PLC
Fixed until 04/10/2024, 4.26% (A), 04/10/2025 (B)	828,000	810,081
Bank of Ireland Group PLC
Fixed until 09/16/2025, 6.25% (A), 09/16/2026 (B)	330,000	328,004

		2,989,270

Italy - 0.1%
Eni SpA
4.25%, 05/09/2029 (B) (D)	206,000	194,342

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Italy (continued)
Intesa Sanpaolo SpA
Fixed until 06/01/2041, 4.95% (A), 06/01/2042 (B)	$ 310,000	$ 205,234
7.00%, 11/21/2025 (B)	296,000	300,871
UniCredit SpA
Fixed until 06/03/2026, 1.98% (A), 06/03/2027 (B)	480,000	418,888

		1,119,335

Japan - 0.4%
Mitsubishi UFJ Financial Group, Inc.
Fixed until 07/20/2026, 1.54% (A), 07/20/2027	760,000	672,021
Fixed until 10/13/2026, 1.64% (A), 10/13/2027	615,000	539,876
Fixed until 02/22/2033, 5.44% (A), 02/22/2034	360,000	363,501
Mizuho Financial Group, Inc.
Fixed until 05/25/2025, 2.23% (A), 05/25/2026	882,000	822,088
Fixed until 05/27/2033, 5.75% (A), 05/27/2034	455,000	464,175
Nomura Holdings, Inc.
1.85%, 07/16/2025	415,000	379,533
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/2030	905,000	763,732
5.00%, 11/26/2028	660,000	666,437

		4,671,363

Jersey, Channel Islands - 0.0% (E)
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/2040 (B)	284,955	230,525

Luxembourg - 0.1%
Medtronic Global Holdings SCA
4.25%, 03/30/2028	525,000	522,940
4.50%, 03/30/2033	940,000	940,423

		1,463,363

Mexico - 0.1%
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	200,000	155,493
Mexico City Airport Trust
5.50%, 07/31/2047 (B)	200,000	154,029
Petroleos Mexicanos
6.50%, 03/13/2027	301,000	273,147

		582,669

Multi-National - 0.2%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.75%, 04/01/2033 (B)	526,000	502,330
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031	785,000	648,619
2.65%, 02/15/2032	511,000	418,733
5.00%, 01/15/2033	649,000	635,586

		2,205,268

Netherlands - 0.4%
Braskem Netherlands Finance BV
7.25%, 02/13/2033 (B)	248,000	238,204
Cooperatieve Rabobank UA
3.75%, 07/21/2026	960,000	907,227
EDP Finance BV
1.71%, 01/24/2028 (B)	615,000	521,862

Transamerica Series Trust	Page 2

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Netherlands (continued)
Enel Finance International NV
1.88%, 07/12/2028 (B)	$ 200,000	$ 168,068
2.25%, 07/12/2031 (B)	200,000	156,319
4.63%, 06/15/2027 (B)	265,000	259,227
5.00%, 06/15/2032 (B)	1,040,000	976,446
JT International Financial Services BV
6.88%, 10/24/2032 (B) (D)	315,000	347,522
Shell International Finance BV
2.75%, 04/06/2030	551,000	501,551
3.63%, 08/21/2042	102,000	85,677
4.55%, 08/12/2043	17,000	16,046

		4,178,149

Norway - 0.1%
Aker BP ASA
3.10%, 07/15/2031 (B)	383,000	323,897
DNB Bank ASA
Fixed until 10/09/2025, 5.90% (A), 10/09/2026 (B)	830,000	836,753

		1,160,650

Panama - 0.0% (E)
Banco Nacional de Panama
2.50%, 08/11/2030 (B)	300,000	233,235

Republic of Korea - 0.1%
Kia Corp.
1.75%, 10/16/2026 (B)	220,000	195,318
3.25%, 04/21/2026 (B)	440,000	415,411

		610,729

Saudi Arabia - 0.0% (E)
Saudi Arabian Oil Co.
1.63%, 11/24/2025 (B)	200,000	185,030

Singapore - 0.0% (E)
BOC Aviation Ltd.
3.50%, 10/10/2024 (B)	200,000	194,538

Spain - 0.1%
Banco Santander SA
Fixed until 09/14/2026, 1.72% (A), 09/14/2027	600,000	523,206
Telefonica Emisiones SA
4.67%, 03/06/2038	730,000	636,229

		1,159,435

Switzerland - 0.3%
Credit Suisse AG
7.50%, 02/15/2028	250,000	264,375
Credit Suisse Group AG
Fixed until 09/11/2024, 2.59% (A), 09/11/2025 (B)	690,000	639,078
3.75%, 03/26/2025	350,000	321,989
Fixed until 06/12/2023, 4.21% (A), 06/12/2024 (B)	797,000	773,090
Fixed until 11/15/2032, 9.02% (A), 11/15/2033 (B)	390,000	462,111
UBS Group AG
Fixed until 02/11/2032, 2.75% (A), 02/11/2033 (B)	430,000	344,304

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Switzerland (continued)
UBS Group AG (continued)
4.13%, 09/24/2025 (B)	$ 340,000	$ 324,924
Fixed until 05/12/2025, 4.49% (A), 05/12/2026 (B)	250,000	240,976

		3,370,847

United Kingdom - 1.4%
Anglo American Capital PLC
4.00%, 09/11/2027 (B)	250,000	237,207
AstraZeneca PLC
6.45%, 09/15/2037	102,000	120,121
Barclays PLC
Fixed until 05/07/2024, 3.93% (A), 05/07/2025	680,000	661,320
Fixed until 11/02/2027, 7.39% (A), 11/02/2028	750,000	794,317
Fixed until 11/02/2032, 7.44% (A), 11/02/2033	250,000	276,146
BAT International Finance PLC
4.45%, 03/16/2028	626,000	594,484
Diageo Capital PLC
5.50%, 01/24/2033	200,000	216,402
HSBC Holdings PLC
Fixed until 08/17/2028, 2.21% (A), 08/17/2029	830,000	695,340
Fixed until 11/22/2026, 2.25% (A), 11/22/2027	590,000	522,703
Fixed until 03/10/2025, 3.00% (A), 03/10/2026	610,000	574,570
Fixed until 03/13/2027, 4.04% (A), 03/13/2028	500,000	468,549
Fixed until 06/09/2027, 4.76% (A), 06/09/2028	575,000	556,458
Fixed until 03/09/2028, 6.16% (A), 03/09/2029	355,000	364,509
Fixed until 03/09/2033, 6.25% (A), 03/09/2034	685,000	715,120
6.33% (A), 03/09/2044 (D)	325,000	340,959
Fixed until 11/03/2025, 7.34% (A), 11/03/2026	605,000	626,865
Fixed until 11/03/2027, 7.39% (A), 11/03/2028	485,000	515,785
Imperial Brands Finance PLC
3.13%, 07/26/2024 (B)	404,000	391,173
3.50%, 07/26/2026 (B)	612,000	572,757
Lloyds Banking Group PLC
Fixed until 03/06/2028, 5.87% (A), 03/06/2029	350,000	352,572
Nationwide Building Society
3.90%, 07/21/2025 (B)	630,000	607,057
NatWest Group PLC
Fixed until 11/10/2025, 7.47% (A), 11/10/2026	950,000	981,092
Royalty Pharma PLC
3.35%, 09/02/2051	253,000	166,046
Santander UK Group Holdings PLC
Fixed until 03/15/2024, 1.09% (A), 03/15/2025	990,000	935,285
Fixed until 01/10/2028, 6.53% (A), 01/10/2029	450,000	457,127
Fixed until 11/21/2025, 6.83% (A), 11/21/2026	885,000	895,806

Transamerica Series Trust	Page 3

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
Standard Chartered PLC
Fixed until 01/30/2025, 2.82% (A), 01/30/2026 (B)	$ 985,000	$ 927,767
Vodafone Group PLC
4.25%, 09/17/2050	410,000	334,025

		14,901,562

United States - 14.9%
7-Eleven, Inc.
2.50%, 02/10/2041 (B)	235,000	158,369
2.80%, 02/10/2051 (B)	279,000	178,703
AbbVie, Inc.
4.05%, 11/21/2039	1,380,000	1,227,473
4.25%, 11/21/2049	94,000	82,682
4.40%, 11/06/2042	194,000	177,062
4.45%, 05/14/2046	108,000	97,547
4.50%, 05/14/2035	169,000	163,657
Activision Blizzard, Inc.
2.50%, 09/15/2050	682,000	455,329
3.40%, 09/15/2026	253,000	244,752
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	159,000	152,576
AEP Transmission Co. LLC
2.75%, 08/15/2051	156,000	102,673
5.40%, 03/15/2053	220,000	227,938
AES Corp.
3.30%, 07/15/2025 (B)	207,000	196,197
3.95%, 07/15/2030 (B)	166,000	148,620
Aetna, Inc.
3.88%, 08/15/2047	438,000	346,191
4.13%, 11/15/2042	281,000	236,614
Air Lease Corp.
0.80%, 08/18/2024	590,000	549,983
2.88%, 01/15/2026	354,000	329,854
3.13%, 12/01/2030	100,000	84,777
Albemarle Corp.
4.65%, 06/01/2027	53,000	52,078
5.05%, 06/01/2032 (D)	219,000	213,781
Alexander Funding Trust
1.84%, 11/15/2023 (B)	1,547,000	1,500,630
Alexandria Real Estate Equities, Inc.
5.15%, 04/15/2053	95,000	86,767
Alliant Energy Finance LLC
1.40%, 03/15/2026 (B)	82,000	72,607
Altria Group, Inc.
2.45%, 02/04/2032	42,000	33,041
3.40%, 02/04/2041	568,000	400,914
3.88%, 09/16/2046	55,000	39,485
Amazon.com, Inc.
2.50%, 06/03/2050	152,000	102,699
2.70%, 06/03/2060	156,000	101,940
3.10%, 05/12/2051	215,000	162,201
3.60%, 04/13/2032 (D)	313,000	297,588
3.88%, 08/22/2037	712,000	661,945
3.95%, 04/13/2052	150,000	132,502
America Movil SAB de CV
3.63%, 04/22/2029	570,000	531,817
American Airlines Pass-Through Trust
3.95%, 01/11/2032	48,705	42,703
4.10%, 07/15/2029	98,066	88,019
American Tower Corp.
2.75%, 01/15/2027	553,000	509,395
2.95%, 01/15/2051	465,000	296,840
American Water Capital Corp.
4.00%, 12/01/2046	60,000	49,368
4.15%, 06/01/2049	160,000	136,351

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
AmerisourceBergen Corp.
2.70%, 03/15/2031	$ 617,000	$ 528,714
2.80%, 05/15/2030	108,000	94,701
Amgen, Inc.
2.45%, 02/21/2030	263,000	228,991
2.80%, 08/15/2041	408,000	298,059
3.00%, 01/15/2052	218,000	148,774
4.20%, 03/01/2033 (D)	113,000	108,226
4.20%, 02/22/2052	273,000	230,817
5.25%, 03/02/2033	1,150,000	1,180,698
5.60%, 03/02/2043	565,000	580,338
5.65%, 03/02/2053	395,000	408,684
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	1,225,000	1,218,583
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/2036	208,000	206,910
Anheuser-Busch InBev Worldwide, Inc.
4.35%, 06/01/2040	177,000	164,029
4.38%, 04/15/2038	332,000	314,851
4.60%, 04/15/2048	122,000	115,202
5.55%, 01/23/2049	175,000	188,106
Appalachian Power Co.
5.80%, 10/01/2035	14,000	14,465
Apple, Inc.
2.38%, 02/08/2041	207,000	154,683
2.65%, 05/11/2050	125,000	87,747
2.70%, 08/05/2051	429,000	300,995
2.80%, 02/08/2061	64,000	43,354
2.95%, 09/11/2049	467,000	350,726
3.95%, 08/08/2052	145,000	129,385
Arizona Public Service Co.
5.05%, 09/01/2041	21,000	19,556
Astrazeneca Finance LLC
4.88%, 03/03/2028 - 03/03/2033	1,420,000	1,462,212
AT&T, Inc.
2.55%, 12/01/2033	1,095,000	880,483
3.55%, 09/15/2055	620,000	443,309
3.65%, 09/15/2059	611,000	434,476
3.80%, 12/01/2057	190,000	140,879
4.35%, 03/01/2029	410,000	400,987
Bank of America Corp.
Fixed until 07/23/2030, 1.90% (A), 07/23/2031	270,000	215,467
Fixed until 10/24/2030, 1.92% (A), 10/24/2031	270,000	215,210
Fixed until 07/21/2031, 2.30% (A), 07/21/2032	405,000	326,258
Fixed until 10/22/2024, 2.46% (A), 10/22/2025 (D)	970,000	923,012
Fixed until 10/20/2031, 2.57% (A), 10/20/2032	175,000	142,930
Fixed until 03/11/2031, 2.65% (A), 03/11/2032	171,000	142,661
Fixed until 06/19/2040, 2.68% (A), 06/19/2041	84,000	59,122
Fixed until 10/22/2029, 2.88% (A), 10/22/2030	1,379,000	1,198,049
Fixed until 10/01/2024, 3.09% (A), 10/01/2025 (D)	136,000	130,900
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	1,344,000	1,249,351
Fixed until 07/21/2027, 3.59% (A), 07/21/2028	207,000	194,356
Fixed until 04/24/2027, 3.71% (A), 04/24/2028	728,000	687,736

Transamerica Series Trust	Page 4

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Bank of America Corp. (continued)
Fixed until 01/20/2027, 3.82% (A), 01/20/2028	$ 1,851,000	$ 1,767,176
Fixed until 04/27/2027, 4.38% (A), 04/27/2028	230,000	222,761
Bank of New York Mellon Corp.
Fixed until 10/25/2027, 5.80% (A), 10/25/2028	630,000	655,742
BAT Capital Corp.
2.26%, 03/25/2028	645,000	550,555
3.56%, 08/15/2027	444,000	412,494
4.39%, 08/15/2037	644,000	525,111
4.54%, 08/15/2047	230,000	170,752
Berkshire Hathaway Energy Co.
4.60%, 05/01/2053	78,000	70,726
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	206,000	144,726
2.88%, 03/15/2032	254,000	228,340
3.85%, 03/15/2052	463,000	385,695
4.20%, 08/15/2048	73,000	66,078
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051 (B)	200,000	156,028
Biogen, Inc.
2.25%, 05/01/2030	89,000	74,890
Boeing Co.
2.20%, 02/04/2026	386,000	358,243
3.25%, 02/01/2035	76,000	62,022
3.60%, 05/01/2034	241,000	206,863
3.63%, 02/01/2031	224,000	204,262
3.95%, 08/01/2059	591,000	431,967
5.81%, 05/01/2050	314,000	314,927
Boston Gas Co.
3.00%, 08/01/2029 (B)	279,000	246,467
4.49%, 02/15/2042 (B)	13,000	11,266
BP Capital Markets America, Inc.
2.72%, 01/12/2032	600,000	522,748
2.94%, 06/04/2051	227,000	156,773
3.00%, 02/24/2050	137,000	96,586
4.81%, 02/13/2033	665,000	674,792
Bristol-Myers Squibb Co.
2.35%, 11/13/2040	73,000	52,524
2.55%, 11/13/2050	219,000	145,945
3.70%, 03/15/2052	599,000	498,005
Broadcom, Inc.
3.14%, 11/15/2035 (B)	745,000	572,350
3.42%, 04/15/2033 (B)	350,000	292,275
3.47%, 04/15/2034 (B)	365,000	299,611
Burlington Northern Santa Fe LLC
3.90%, 08/01/2046	261,000	221,576
4.15%, 04/01/2045	67,000	59,640
4.38%, 09/01/2042	67,000	62,238
Capital One Financial Corp.
Fixed until 03/01/2029, 3.27% (A), 03/01/2030	143,000	121,677
Fixed until 02/01/2033, 5.82% (A), 02/01/2034	285,000	276,227
Celanese US Holdings LLC
6.38%, 07/15/2032 (D)	220,000	222,869
CenterPoint Energy, Inc.
2.95%, 03/01/2030	144,000	126,179
CF Industries, Inc.
5.15%, 03/15/2034	560,000	536,435
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	107,000	89,144
3.50%, 06/01/2041 - 03/01/2042	984,000	671,810
3.70%, 04/01/2051	640,000	408,063

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital (continued)
3.90%, 06/01/2052	$ 139,000	$ 91,569
6.38%, 10/23/2035	84,000	83,622
Cheniere Energy Partners LP
3.25%, 01/31/2032	1,120,000	923,899
Cigna Group
3.20%, 03/15/2040	250,000	195,504
4.80%, 08/15/2038	230,000	222,698
5.40%, 03/15/2033	700,000	726,236
Citigroup, Inc.
Fixed until 06/09/2026, 1.46% (A), 06/09/2027	814,000	721,844
Fixed until 01/25/2025, 2.01% (A), 01/25/2026	836,000	786,726
Fixed until 06/03/2030, 2.57% (A), 06/03/2031	31,000	26,139
Fixed until 11/05/2029, 2.98% (A), 11/05/2030	650,000	568,433
Fixed until 10/27/2027, 3.52% (A), 10/27/2028	1,550,000	1,447,638
Fixed until 07/24/2027, 3.67% (A), 07/24/2028	860,000	814,102
Fixed until 04/23/2028, 4.08% (A), 04/23/2029	300,000	284,814
5.30%, 05/06/2044	19,000	18,042
Fixed until 09/29/2025, 5.61% (A), 09/29/2026	911,000	917,353
Comcast Corp.
2.45%, 08/15/2052 (D)	352,000	218,993
2.89%, 11/01/2051	291,000	197,822
2.94%, 11/01/2056	718,000	475,462
3.20%, 07/15/2036	493,000	414,903
3.75%, 04/01/2040	209,000	179,452
5.35%, 11/15/2027	690,000	717,509
Commonwealth Edison Co.
3.65%, 06/15/2046	143,000	113,074
3.70%, 03/01/2045	28,000	22,394
4.70%, 01/15/2044	110,000	103,166
5.30%, 02/01/2053	158,000	162,842
ConocoPhillips Co.
4.03%, 03/15/2062	201,000	163,942
Constellation Brands, Inc.
3.15%, 08/01/2029	341,000	311,458
Constellation Energy Generation LLC
5.60%, 03/01/2028 - 06/15/2042	420,000	426,066
5.80%, 03/01/2033	320,000	329,853
Continental Resources, Inc.
2.27%, 11/15/2026 (B)	300,000	266,205
Corebridge Financial, Inc.
3.65%, 04/05/2027 (B)	300,000	280,818
Corporate Office Properties LP
2.00%, 01/15/2029	177,000	136,050
2.75%, 04/15/2031	375,000	277,581
Coterra Energy, Inc.
3.90%, 05/15/2027	338,000	322,142
Cox Communications, Inc.
4.80%, 02/01/2035 (B)	194,000	179,967
Crown Castle, Inc.
2.10%, 04/01/2031	310,000	252,427
2.90%, 04/01/2041	240,000	170,856
CSX Corp.
2.50%, 05/15/2051	435,000	278,554
CVS Health Corp.
2.70%, 08/21/2040	693,000	494,635
3.25%, 08/15/2029	177,000	161,683
4.78%, 03/25/2038	215,000	204,742
5.13%, 07/20/2045	200,000	189,428
5.25%, 02/21/2033	490,000	498,559
5.63%, 02/21/2053	270,000	272,543

Transamerica Series Trust	Page 5

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
CVS Pass-Through Trust
6.20%, 10/10/2025 (B)	$ 33,256	$ 33,368
Danaher Corp.
2.80%, 12/10/2051	160,000	111,026
Dell International LLC/EMC Corp.
3.38%, 12/15/2041 (B)	213,000	148,867
5.30%, 10/01/2029	341,000	342,003
5.75%, 02/01/2033 (D)	590,000	590,105
Devon Energy Corp.
4.50%, 01/15/2030	548,000	523,172
5.88%, 06/15/2028	128,000	130,365
Diamondback Energy, Inc.
3.50%, 12/01/2029	185,000	168,864
6.25%, 03/15/2033	265,000	280,230
Discovery Communications LLC
3.63%, 05/15/2030	68,000	60,259
3.95%, 03/20/2028	32,000	29,928
4.00%, 09/15/2055	110,000	72,692
4.95%, 05/15/2042	23,000	18,753
Dow Chemical Co.
6.90%, 05/15/2053	270,000	310,413
Duke Energy Carolinas LLC
4.00%, 09/30/2042	182,000	155,347
Duke Energy Florida LLC
1.75%, 06/15/2030	218,000	179,935
3.40%, 10/01/2046	261,000	198,783
Duke Energy Indiana LLC
2.75%, 04/01/2050	425,000	280,036
3.75%, 05/15/2046	190,000	150,954
5.40%, 04/01/2053	55,000	55,817
Duke Energy Ohio, Inc.
4.30%, 02/01/2049	28,000	23,808
5.25%, 04/01/2033	105,000	107,959
5.65%, 04/01/2053	38,000	39,724
Duke Energy Progress LLC
2.90%, 08/15/2051	274,000	186,148
5.25%, 03/15/2033	200,000	207,444
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (B)	404,000	359,421
Edison International
4.95%, 04/15/2025	267,000	265,021
Electronic Arts, Inc.
1.85%, 02/15/2031	460,000	378,083
2.95%, 02/15/2051	155,000	106,045
Elevance Health, Inc.
2.88%, 09/15/2029	185,000	167,742
4.63%, 05/15/2042	83,000	77,353
6.10%, 10/15/2052	157,000	174,576
Eli Lilly & Co.
4.70%, 02/27/2033	125,000	128,092
4.95%, 02/27/2063	80,000	81,790
Emera US Finance LP
2.64%, 06/15/2031	320,000	256,978
4.75%, 06/15/2046	447,000	361,951
Energy Transfer LP
4.15%, 09/15/2029	228,000	212,757
5.55%, 02/15/2028	181,000	183,178
5.75%, 02/15/2033	540,000	550,589
6.10%, 02/15/2042	67,000	65,427
Entergy Arkansas LLC
4.95%, 12/15/2044	73,000	67,553
Entergy Louisiana LLC
1.60%, 12/15/2030	207,000	163,591
2.90%, 03/15/2051	398,000	269,814

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Entergy Mississippi LLC
3.50%, 06/01/2051	$ 56,000	$ 41,915
Entergy Texas, Inc.
1.50%, 09/01/2026	186,000	164,423
3.45%, 12/01/2027	42,000	38,900
5.00%, 09/15/2052	309,000	298,594
Enterprise Products Operating LLC
3.30%, 02/15/2053	228,000	164,382
4.25%, 02/15/2048	19,000	16,136
EQT Corp.
3.90%, 10/01/2027	148,000	139,108
Evergy Kansas Central, Inc.
5.70%, 03/15/2053	427,000	446,481
Evergy Metro, Inc.
2.25%, 06/01/2030	179,000	151,563
5.30%, 10/01/2041	46,000	45,209
Exelon Corp.
5.60%, 03/15/2053	335,000	340,012
Exxon Mobil Corp.
3.00%, 08/16/2039	364,000	293,945
FedEx Corp.
3.25%, 05/15/2041	169,000	128,632
Fells Point Funding Trust
3.05%, 01/31/2027 (B)	1,467,382	1,359,936
FirstEnergy Transmission LLC
4.55%, 04/01/2049 (B)	470,000	393,768
Flex Intermediate Holdco LLC
3.36%, 06/30/2031 (B)	379,000	311,348
Florida Power & Light Co.
3.80%, 12/15/2042	110,000	93,557
4.05%, 06/01/2042	28,000	24,747
5.05%, 04/01/2028	293,000	302,478
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	265,000	248,349
4.25%, 03/01/2030	563,000	520,888
4.38%, 08/01/2028	640,000	599,967
4.63%, 08/01/2030	177,000	166,973
5.25%, 09/01/2029	434,000	425,691
General Motors Co.
5.15%, 04/01/2038	118,000	106,181
General Motors Financial Co., Inc.
2.40%, 10/15/2028	368,000	314,483
2.70%, 08/20/2027	379,000	338,996
Gilead Sciences, Inc.
2.60%, 10/01/2040	439,000	323,196
4.60%, 09/01/2035	22,000	21,755
Global Payments, Inc.
2.90%, 05/15/2030	483,000	408,813
3.20%, 08/15/2029	193,000	168,825
5.95%, 08/15/2052	431,000	408,519
Goldman Sachs Group, Inc.
Fixed until 03/09/2026, 1.43% (A), 03/09/2027	907,000	810,047
Fixed until 09/10/2026, 1.54% (A), 09/10/2027	1,173,000	1,030,595
Fixed until 10/21/2026, 1.95% (A), 10/21/2027	548,000	488,435
Fixed until 02/24/2027, 2.64% (A), 02/24/2028	1,234,000	1,124,720
Fixed until 03/15/2027, 3.62% (A), 03/15/2028	1,130,000	1,070,128
Fixed until 04/23/2028, 3.81% (A), 04/23/2029	615,000	577,164
Fixed until 10/31/2037, 4.02% (A), 10/31/2038	328,000	283,226
Fixed until 06/15/2026, 4.39% (A), 06/15/2027	245,000	239,115

Transamerica Series Trust	Page 6

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Haleon US Capital LLC
3.38%, 03/24/2027	$ 350,000	$ 331,599
HCA, Inc.
2.38%, 07/15/2031	345,000	278,230
3.50%, 09/01/2030	557,000	495,815
4.50%, 02/15/2027	649,000	633,425
4.63%, 03/15/2052 (B)	201,000	166,797
5.38%, 09/01/2026	972,000	974,364
5.50%, 06/15/2047	310,000	290,141
5.63%, 09/01/2028	259,000	261,822
5.88%, 02/15/2026	110,000	111,481
Home Depot, Inc.
1.88%, 09/15/2031	298,000	246,395
2.38%, 03/15/2051	544,000	341,233
2.75%, 09/15/2051	142,000	97,283
3.30%, 04/15/2040	134,000	111,262
4.95%, 09/15/2052 (D)	242,000	240,952
Indiana Michigan Power Co.
5.63%, 04/01/2053	60,000	62,293
Intel Corp.
3.05%, 08/12/2051	107,000	72,806
3.73%, 12/08/2047	93,000	73,558
4.90%, 08/05/2052	560,000	519,922
5.63%, 02/10/2043	165,000	168,846
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	468,000	461,032
4.95%, 06/15/2052	154,000	149,454
ITC Holdings Corp.
2.95%, 05/14/2030 (B)	1,312,000	1,154,731
Jersey Central Power & Light Co.
4.30%, 01/15/2026 (B)	182,000	178,487
6.15%, 06/01/2037	54,000	56,296
JetBlue Pass-Through Trust
8.00%, 11/15/2027	226,619	226,405
Kansas City Southern
2.88%, 11/15/2029	95,000	85,059
3.50%, 05/01/2050	215,000	161,838
Kenvue, Inc.
4.90%, 03/22/2033 (B)	300,000	309,883
5.05%, 03/22/2028 - 03/22/2053 (B)	529,000	544,854
5.20%, 03/22/2063 (B)	45,000	46,424
KeyBank NA
3.90%, 04/13/2029	590,000	501,636
Kilroy Realty LP
3.45%, 12/15/2024	359,000	322,714
4.75%, 12/15/2028	520,000	440,714
Kinder Morgan, Inc.
3.25%, 08/01/2050	40,000	26,419
5.20%, 06/01/2033	740,000	734,480
KLA Corp.
4.95%, 07/15/2052 (D)	263,000	259,744
Kraft Heinz Foods Co.
4.63%, 10/01/2039	491,000	449,453
4.88%, 10/01/2049	619,000	572,874
5.50%, 06/01/2050	172,000	173,416
Kroger Co.
4.45%, 02/01/2047	97,000	85,246
Leidos, Inc.
2.30%, 02/15/2031	560,000	454,103
5.75%, 03/15/2033	260,000	265,549
Lockheed Martin Corp.
5.25%, 01/15/2033	567,000	604,141
Louisville Gas & Electric Co.
4.65%, 11/15/2043	28,000	24,603
Lowe’s Cos., Inc.
2.80%, 09/15/2041	7,000	4,953
3.65%, 04/05/2029	418,000	395,380

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Lowe’s Cos., Inc. (continued)
3.70%, 04/15/2046	$ 480,000	$ 365,935
4.80%, 04/01/2026	180,000	180,892
5.63%, 04/15/2053 (D)	575,000	574,884
Marriott International, Inc.
Series FF,
4.63%, 06/15/2030	703,000	682,129
Massachusetts Electric Co.
1.73%, 11/24/2030 (B)	399,000	312,963
Mastercard, Inc.
4.85%, 03/09/2033	690,000	716,322
McDonald’s Corp.
3.70%, 02/15/2042	320,000	264,103
MDC Holdings, Inc.
2.50%, 01/15/2031	21,000	16,323
3.85%, 01/15/2030	162,000	138,300
Merck & Co., Inc.
2.15%, 12/10/2031	346,000	291,938
2.35%, 06/24/2040	169,000	124,215
MetLife, Inc.
4.13%, 08/13/2042	82,000	68,566
Metropolitan Life Global Funding I
2.95%, 04/09/2030 (B)	230,000	201,644
4.40%, 06/30/2027 (B)	580,000	570,894
5.15%, 03/28/2033 (B)	545,000	549,644
Microsoft Corp.
2.92%, 03/17/2052	169,000	127,984
3.45%, 08/08/2036	151,000	139,552
3.70%, 08/08/2046	416,000	376,147
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028 (B)	337,000	325,433
Mississippi Power Co.
3.95%, 03/30/2028	118,000	113,305
Monongahela Power Co.
3.55%, 05/15/2027 (B)	388,000	368,033
Morgan Stanley
Fixed until 07/20/2026, 1.51% (A), 07/20/2027	683,000	606,433
Fixed until 05/04/2026, 1.59% (A), 05/04/2027	1,117,000	1,000,194
Fixed until 02/13/2031, 1.79% (A), 02/13/2032	496,000	387,984
Fixed until 04/28/2031, 1.93% (A), 04/28/2032	245,000	192,634
Fixed until 07/21/2031, 2.24% (A), 07/21/2032	75,000	60,144
Fixed until 09/16/2031, 2.48% (A), 09/16/2036	758,000	575,456
Fixed until 10/20/2031, 2.51% (A), 10/20/2032	103,000	84,312
Fixed until 01/22/2030, 2.70% (A), 01/22/2031	581,000	500,075
Fixed until 01/25/2051, 2.80% (A), 01/25/2052	257,000	168,179
Fixed until 01/24/2028, 3.77% (A), 01/24/2029	250,000	236,500
Fixed until 04/20/2027, 4.21% (A), 04/20/2028	438,000	424,736
Fixed until 01/19/2033, 5.95% (A), 01/19/2038	495,000	491,896
Fixed until 10/18/2027, 6.30% (A), 10/18/2028	505,000	530,587
MPLX LP
1.75%, 03/01/2026	445,000	405,789
5.00%, 03/01/2033	210,000	205,462
5.50%, 02/15/2049	70,000	64,907
5.65%, 03/01/2053	85,000	81,466

Transamerica Series Trust	Page 7

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
National Retail Properties, Inc.
3.00%, 04/15/2052	$ 123,000	$ 76,553
3.50%, 10/15/2027	67,000	63,013
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/2031	820,000	631,429
Nestle Holdings, Inc.
4.85%, 03/14/2033 (B)	545,000	569,428
Netflix, Inc.
4.88%, 04/15/2028	222,000	222,979
4.88%, 06/15/2030 (B) (D)	352,000	350,680
5.38%, 11/15/2029 (B)	149,000	151,561
New England Power Co.
3.80%, 12/05/2047 (B)	77,000	62,262
New York & Presbyterian Hospital
2.26%, 08/01/2040	316,000	216,808
New York Life Global Funding
1.20%, 08/07/2030 (B)	290,000	228,329
1.85%, 08/01/2031 (B)	274,000	221,987
New York Life Insurance Co.
3.75%, 05/15/2050 (B)	105,000	84,427
4.45%, 05/15/2069 (B)	209,000	179,384
NextEra Energy Capital Holdings, Inc.
5.00%, 07/15/2032	154,000	154,903
5.05%, 02/28/2033	1,061,000	1,063,121
5.25%, 02/28/2053	290,000	285,532
NGPL PipeCo LLC
4.88%, 08/15/2027 (B)	463,000	448,398
Niagara Mohawk Power Corp.
4.28%, 12/15/2028 (B) (D)	320,000	301,185
NiSource, Inc.
2.95%, 09/01/2029	334,000	296,084
5.25%, 03/30/2028	200,000	203,276
5.80%, 02/01/2042	52,000	51,049
Norfolk Southern Corp.
3.05%, 05/15/2050	257,000	177,149
3.95%, 10/01/2042	110,000	93,508
4.55%, 06/01/2053	172,000	154,050
Northern Natural Gas Co.
3.40%, 10/16/2051 (B)	136,000	97,268
Northrop Grumman Corp.
4.70%, 03/15/2033 (D)	925,000	932,095
Northwestern Mutual Life Insurance Co.
3.85%, 09/30/2047 (B)	140,000	111,662
6.06%, 03/30/2040 (B)	340,000	356,970
NRG Energy, Inc.
3.75%, 06/15/2024 (B)	563,000	545,846
Ohio Power Co.
2.90%, 10/01/2051	257,000	174,789
OhioHealth Corp.
2.30%, 11/15/2031	450,000	375,378
Oracle Corp.
2.30%, 03/25/2028	354,000	316,209
2.88%, 03/25/2031	371,000	317,336
3.60%, 04/01/2040 - 04/01/2050	1,064,000	810,274
3.85%, 07/15/2036	113,000	96,368
4.65%, 05/06/2030	203,000	197,508
5.55%, 02/06/2053 (D)	696,000	660,419
Ovintiv, Inc.
6.50%, 02/01/2038	75,000	74,705
Pacific Gas & Electric Co.
4.45%, 04/15/2042	388,000	303,414
4.50%, 07/01/2040	267,760	219,385
4.55%, 07/01/2030	445,000	416,465
4.60%, 06/15/2043	228,000	179,936
6.15%, 01/15/2033	120,000	123,107
6.75%, 01/15/2053	78,000	80,362

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
PacifiCorp
2.90%, 06/15/2052	$ 113,000	$ 77,178
3.30%, 03/15/2051	398,000	292,259
4.13%, 01/15/2049	191,000	162,586
Paramount Global
4.20%, 05/19/2032 (D)	19,000	16,306
4.85%, 07/01/2042	67,000	51,234
Fixed until 03/30/2027, 6.38% (A), 03/30/2062	127,000	100,647
PECO Energy Co.
2.80%, 06/15/2050	313,000	211,614
Pernod Ricard International Finance LLC
1.63%, 04/01/2031 (B)	270,000	215,124
Pfizer, Inc.
2.70%, 05/28/2050 (D)	149,000	106,057
Philip Morris International, Inc.
2.10%, 05/01/2030	508,000	422,398
3.88%, 08/21/2042	295,000	233,691
5.13%, 02/15/2030	620,000	626,506
5.38%, 02/15/2033	370,000	377,820
5.75%, 11/17/2032	305,000	319,859
Phillips 66
2.15%, 12/15/2030	363,000	299,330
Phillips 66 Co.
3.15%, 12/15/2029 (B)	450,000	405,530
Piedmont Healthcare, Inc.
2.04%, 01/01/2032	600,000	475,075
Pine Street Trust I
4.57%, 02/15/2029 (B)	325,000	305,238
Pioneer Natural Resources Co.
1.90%, 08/15/2030	399,000	324,587
5.10%, 03/29/2026	340,000	341,131
PPL Electric Utilities Corp.
5.00%, 05/15/2033	612,000	624,690
5.25%, 05/15/2053	350,000	360,653
Prologis LP
2.13%, 10/15/2050	110,000	62,114
Protective Life Global Funding
4.71%, 07/06/2027 (B)	575,000	561,216
Prudential Financial, Inc.
3.70%, 03/13/2051	131,000	98,631
Public Service Co. of Colorado
2.70%, 01/15/2051	156,000	103,264
4.30%, 03/15/2044	220,000	195,538
4.50%, 06/01/2052	145,000	132,561
5.25%, 04/01/2053	150,000	152,269
Public Service Electric & Gas Co.
2.70%, 05/01/2050	187,000	126,810
Public Service Enterprise Group, Inc.
5.85%, 11/15/2027	1,047,000	1,086,509
Puget Energy, Inc.
2.38%, 06/15/2028	161,000	141,694
QUALCOMM, Inc.
6.00%, 05/20/2053	264,000	298,881
Raytheon Technologies Corp.
2.38%, 03/15/2032	308,000	258,823
3.13%, 07/01/2050	129,000	95,754
3.75%, 11/01/2046	143,000	117,956
Regency Centers LP
2.95%, 09/15/2029	232,000	200,568
3.70%, 06/15/2030	290,000	261,365
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	937,000	757,824
Roche Holdings, Inc.
2.08%, 12/13/2031 (B)	795,000	670,714
Roper Technologies, Inc.
1.40%, 09/15/2027	270,000	233,914
2.95%, 09/15/2029	1,119,000	999,848

Transamerica Series Trust	Page 8

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
S&P Global, Inc.
2.30%, 08/15/2060	$ 219,000	$ 126,095
4.25%, 05/01/2029	368,000	361,882
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	704,000	675,451
4.50%, 05/15/2030	433,000	417,439
5.00%, 03/15/2027	575,000	571,761
San Diego Gas & Electric Co.
2.95%, 08/15/2051	261,000	180,790
3.32%, 04/15/2050	93,000	68,748
4.30%, 04/01/2042	54,000	45,566
5.35%, 04/01/2053	180,000	184,765
SART
4.75%, 07/15/2024 (C)	205,464	201,354
Smithfield Foods, Inc.
3.00%, 10/15/2030 (B)	851,000	678,581
Southern California Edison Co.
2.95%, 02/01/2051	236,000	158,244
3.60%, 02/01/2045	195,000	148,458
Series B,
3.65%, 03/01/2028	220,000	207,638
3.90%, 12/01/2041	37,000	29,297
4.13%, 03/01/2048	110,000	90,636
5.70%, 03/01/2053	100,000	103,679
5.85%, 11/01/2027	290,000	305,257
Southern California Gas Co.
6.35%, 11/15/2052	150,000	172,151
Southern Co. Gas Capital Corp.
1.75%, 01/15/2031	140,000	111,417
3.15%, 09/30/2051	291,000	198,853
3.25%, 06/15/2026	30,000	28,738
5.15%, 09/15/2032	918,000	925,091
Southern Power Co.
5.15%, 09/15/2041	392,000	367,326
5.25%, 07/15/2043	370,000	346,970
Southwest Gas Corp.
4.05%, 03/15/2032	470,000	432,139
Southwestern Electric Power Co.
3.90%, 04/01/2045	102,000	80,090
Sprint Capital Corp.
6.88%, 11/15/2028	390,000	419,835
Starbucks Corp.
3.75%, 12/01/2047	88,000	70,302
State Street Corp.
Fixed until 11/04/2027, 5.82% (A), 11/04/2028	225,000	233,685
T-Mobile USA, Inc.
2.05%, 02/15/2028	295,000	261,616
2.63%, 02/15/2029	1,376,000	1,207,733
3.38%, 04/15/2029	633,000	577,926
3.50%, 04/15/2031	280,000	251,735
3.88%, 04/15/2030	744,000	697,699
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	254,000	246,980
3.70%, 04/14/2027	163,000	157,366
4.00%, 04/14/2032 (D)	100,000	91,833
Target Corp.
4.50%, 09/15/2032	349,000	349,476
4.80%, 01/15/2053	276,000	269,843
Teachers Insurance & Annuity Association of America
Fixed until 09/15/2024, 4.38% (A), 09/15/2054 (B)	84,000	81,736
6.85%, 12/16/2039 (B)	754,000	843,847
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/2030 (B)	97,000	83,983

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	$ 220,000	$ 250,349
Time Warner Cable LLC
4.50%, 09/15/2042	93,000	71,206
5.88%, 11/15/2040	93,000	84,185
6.55%, 05/01/2037	67,000	65,984
TJX Cos., Inc.
3.88%, 04/15/2030	250,000	241,817
Trustees of Boston University
3.17%, 10/01/2050	380,000	272,127
Tucson Electric Power Co.
1.50%, 08/01/2030	140,000	111,569
Union Electric Co.
2.15%, 03/15/2032	279,000	228,177
3.90%, 04/01/2052	86,000	71,841
5.45%, 03/15/2053	70,000	72,629
Union Pacific Corp.
3.55%, 08/15/2039	465,000	394,082
United Airlines Pass-Through Trust
2.88%, 04/07/2030	485,556	431,938
3.75%, 03/03/2028	164,307	153,664
UnitedHealth Group, Inc.
2.75%, 05/15/2040	457,000	344,990
3.05%, 05/15/2041	126,000	99,203
3.25%, 05/15/2051	232,000	173,526
3.50%, 08/15/2039	637,000	541,289
4.75%, 05/15/2052	186,000	180,267
5.05%, 04/15/2053	505,000	508,335
University of Miami
4.06%, 04/01/2052	368,000	314,236
Ventas Realty LP
4.75%, 11/15/2030 (D)	390,000	372,278
Verizon Communications, Inc.
1.68%, 10/30/2030	496,000	399,518
1.75%, 01/20/2031	758,000	610,956
2.36%, 03/15/2032	1,158,000	949,527
2.55%, 03/21/2031	148,000	126,000
4.27%, 01/15/2036	840,000	778,443
Virginia Electric & Power Co.
2.45%, 12/15/2050	598,000	366,495
Visa, Inc.
2.70%, 04/15/2040	216,000	171,194
Vistra Operations Co. LLC
3.55%, 07/15/2024 (B)	211,000	203,668
3.70%, 01/30/2027 (B)	23,000	21,213
4.30%, 07/15/2029 (B)	424,000	377,327
4.88%, 05/13/2024 (B)	418,000	411,859
VMware, Inc.
2.20%, 08/15/2031	269,000	212,378
4.70%, 05/15/2030	1,216,000	1,173,367
Walt Disney Co.
3.50%, 05/13/2040	243,000	206,248
3.60%, 01/13/2051	172,000	138,884
Warnermedia Holdings, Inc.
3.76%, 03/15/2027 (B)	245,000	230,653
4.05%, 03/15/2029 (B)	692,000	642,698
4.28%, 03/15/2032 (B)	871,000	776,347
5.05%, 03/15/2042 (B)	644,000	537,122
WEA Finance LLC
2.88%, 01/15/2027 (B)	483,000	416,086
WEC Energy Group, Inc.
5.15%, 10/01/2027	127,000	129,143
Wells Fargo & Co.
Fixed until 06/02/2027, 2.39% (A), 06/02/2028	475,000	427,373
Fixed until 03/24/2027, 3.53% (A), 03/24/2028	681,000	641,921

Transamerica Series Trust	Page 9

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Wells Fargo & Co. (continued)
Fixed until 05/22/2027, 3.58% (A), 05/22/2028	$ 159,000	$ 149,685
Fixed until 07/25/2027, 4.81% (A), 07/25/2028	1,089,000	1,074,489
Fixed until 07/25/2032, 4.90% (A), 07/25/2033	230,000	224,352
Welltower OP LLC
2.75%, 01/15/2032	245,000	200,208
3.10%, 01/15/2030	436,000	379,851
3.85%, 06/15/2032	100,000	88,256
4.13%, 03/15/2029	240,000	223,189
Western Midstream Operating LP
6.15%, 04/01/2033	325,000	328,640
Williams Cos., Inc.
2.60%, 03/15/2031	511,000	428,535
Wisconsin Electric Power Co.
3.65%, 12/15/2042	28,000	21,855
WP Carey, Inc.
2.40%, 02/01/2031	220,000	179,304
2.45%, 02/01/2032	338,000	269,640
4.25%, 10/01/2026	67,000	65,268
Xilinx, Inc.
2.38%, 06/01/2030	571,000	498,105
Zimmer Biomet Holdings, Inc.
4.45%, 08/15/2045	79,000	68,204
Zoetis, Inc.
4.70%, 02/01/2043	631,000	588,606

		163,831,863

Virgin Islands, British - 0.1%
TSMC Global Ltd.
1.00%, 09/28/2027 (B)	375,000	322,540
2.25%, 04/23/2031 (B)	519,000	439,499

		762,039

Total Corporate Debt Securities (Cost $242,630,798)		221,423,627

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Colombia - 0.0% (E)
Colombia Government International Bonds
7.50%, 02/02/2034	241,000	236,229

Israel - 0.1%
Israel Government AID Bonds
Zero Coupon, 08/15/2025	1,000,000	898,292

Mexico - 0.1%
Mexico Government International Bonds
3.50%, 02/12/2034	417,000	353,040
3.77%, 05/24/2061	205,000	138,067
4.28%, 08/14/2041	200,000	163,290
4.50%, 01/31/2050 (D)	265,000	213,076
4.75%, 03/08/2044	280,000	237,141

		1,104,614

Morocco - 0.0% (E)
Morocco Government International Bonds
6.50%, 09/08/2033 (B)	310,000	319,445

Panama - 0.0% (E)
Panama Government International Bonds
4.50%, 04/16/2050	200,000	151,996

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Poland - 0.1%
Republic of Poland Government International Bonds
4.88%, 10/04/2033	$ 500,000	$ 497,700
5.50%, 04/04/2053	309,000	312,708

		810,408

Saudi Arabia - 0.0% (E)
Saudi Government International Bonds
2.25%, 02/02/2033 (B)	200,000	164,136

Total Foreign Government Obligations (Cost $3,931,048)		3,685,120

MORTGAGE-BACKED SECURITIES - 0.2%
United States - 0.2%
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2005-PWR8, Class X1,
0.72% (A), 06/11/2041 (B) (G)	279	0
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ,
5.45% (A), 09/15/2039	269,797	113,315
MRCD Mortgage Trust
Series 2019-PARK, Class A,
2.72%, 12/15/2036 (B)	1,230,000	1,123,588
SREIT Trust
Series 2021-MFP, Class A,
1-Month LIBOR + 0.73%, 5.42% (A), 11/15/2038 (B)	880,000	842,765
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA,
0.37% (A), 05/10/2063 (B)	76,454	1
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.00% (A), 03/15/2045 (B) (G)	31,403	0

Total Mortgage-Backed Securities (Cost $2,385,582)		2,079,669

U.S. GOVERNMENT AGENCY OBLIGATIONS - 22.2%
Federal Farm Credit Banks Funding Corp.
2.35%, 03/10/2036	2,660,000	2,059,390
Federal Home Loan Bank
2.09%, 02/22/2036	4,510,000	3,398,964
Federal Home Loan Mortgage Corp.
2.50%, 07/01/2050 - 11/01/2051	24,431,892	21,332,011
3.00%, 07/01/2033	325,962	300,070
3.50%, 01/01/2032 - 04/01/2052	11,808,702	11,139,242
1-Year CMT + 2.43%, 3.85% (A), 12/01/2031	10,209	10,109
4.00%, 06/01/2042 - 05/01/2052	10,567,452	10,200,778
12-Month LIBOR + 1.83%, 4.02% (A), 07/01/2040	19,104	19,383
1-Year CMT + 2.25%, 4.35% (A), 02/01/2036	10,160	10,224
4.50%, 05/01/2041 - 07/01/2052	8,233,574	8,095,157
5.00%, 02/01/2034 - 01/01/2053	7,293,462	7,269,439
6.00%, 01/01/2024	629	627
6.50%, 09/01/2037 - 11/01/2037	4,144	4,305
Federal Home Loan Mortgage Corp. REMICS
(4.44) * 1-Month LIBOR + 24.43%, 3.62% (A), 06/15/2035	35,155	29,819
5.00%, 12/15/2023 - 06/15/2025	16,460	16,376
5.50%, 11/15/2023	6,296	6,269

Transamerica Series Trust	Page 10

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMICS (continued)
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (A), 05/15/2041	$ 16,161	$ 15,738
(3.67) * 1-Month LIBOR + 27.50%, 5.50% (A), 05/15/2041	28,104	29,026
5.65% (A), 10/15/2038	9,346	9,643
5.75%, 06/15/2035	258	259
Federal Home Loan Mortgage Corp. REMICS, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 6.37%, 1.69% (A), 10/15/2037	141,743	15,867
5.00%, 10/15/2039	2,650	13
Federal Home Loan Mortgage Corp. REMICS, Principal Only STRIPS
09/15/2032 - 01/15/2040	98,069	80,962
Federal National Mortgage Association
1.59%, 11/25/2028	295,558	263,216
2.50%, 08/01/2050 - 01/01/2052	13,870,271	12,118,407
3.00%, 07/01/2050 - 07/01/2060	16,205,897	14,628,070
3.50%, 08/01/2032 - 10/01/2050	6,301,396	5,923,605
4.00%, 01/01/2035 - 05/01/2051	11,055,968	10,758,979
4.50%, 09/01/2040 - 09/01/2052	10,439,274	10,271,047
5.00%, 06/01/2033 - 07/01/2052	4,702,783	4,693,112
5.50%, 03/01/2024 - 01/01/2059	6,484,553	6,616,796
6.00%, 01/01/2024 - 01/01/2053	6,847,826	6,986,376
7.00%, 11/01/2037	9,561	9,930
Federal National Mortgage Association REMICS
5.00%, 10/25/2025	9,879	9,770
5.50%, 04/25/2023	24	24
Federal National Mortgage Association REMICS, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 6.53%, 1.68% (A), 01/25/2041	130,773	16,386
(1.00) * 1-Month LIBOR + 6.60%, 1.75% (A), 08/25/2035 - 06/25/2036	123,584	11,497
(1.00) * 1-Month LIBOR + 6.70%, 1.85% (A), 03/25/2036	129,650	13,044
Federal National Mortgage Association REMICS, Principal Only STRIPS
12/25/2034 - 12/25/2043	486,942	377,933
Federal National Mortgage Association, Interest Only STRIPS
1.94% (A), 11/25/2033	3,128,331	276,072
1.98% (A), 11/25/2028 - 07/25/2030	4,384,323	339,275
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 08/25/2032	9,733	8,677
FREMF Mortgage Trust
3.58% (A), 11/25/2049 (B)	491,000	464,748
3.72% (A), 01/25/2048 (B)	1,000,000	963,403
3.83% (A), 11/25/2047 (B)	1,000,000	969,332
3.95% (A), 06/25/2049 (B)	1,608,000	1,544,934
4.07% (A), 11/25/2047 (B)	455,000	443,005
FREMF Trust
Series 2018-W5FX, Class BFX,
3.42% (A), 04/25/2028 (B)	1,441,000	1,318,408
Government National Mortgage Association
2.00%, 11/20/2050	10,958,164	9,355,512
2.50%, 06/20/2050 - 09/20/2051	10,088,857	8,887,763
3.00%, 08/20/2051 - 01/20/2052	26,269,343	23,967,461
3.50%, 11/20/2049 - 08/20/2052	2,876,993	2,702,277
4.00%, 09/20/2052	11,764,138	11,309,680
4.25%, 12/20/2044	456,354	453,477
4.50%, 05/20/2048 - 08/20/2052	15,982,577	15,732,948
5.00%, 08/20/2052 - 09/20/2052	9,670,865	9,682,336
5.50%, 11/20/2052	7,646,900	7,737,329

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
5.50%, TBA (H)	$ 1,220,000	$ 1,232,772
6.00%, 02/15/2024 - 11/20/2052	3,134,301	3,190,751
6.00%, TBA (H)	3,000,000	3,052,617
Government National Mortgage Association REMICS
1.65%, 01/20/2063 - 04/20/2063	6,900	6,460
1-Month LIBOR + 0.55%, 3.95% (A), 04/20/2062	686	676
3.99% (A), 11/16/2042	73,003	71,132
1-Month LIBOR + 0.65%, 4.84% (A), 05/20/2061	980	972
1-Month LIBOR + 0.55%, 4.88% (A), 07/20/2062	294	291
5.00%, 04/20/2041	271,845	278,711
1-Month LIBOR + 0.45%, 5.02% (A), 03/20/2060 - 05/20/2062	3,482	3,424
5.14% (A), 07/20/2060	343	289
1-Month LIBOR + 1.00%, 5.57% (A), 12/20/2066	249,955	248,601
(3.50) * 1-Month LIBOR + 23.28%, 6.61% (A), 04/20/2037	18,404	19,783
Government National Mortgage Association REMICS, Interest Only STRIPS
1.23% (A), 06/20/2067	1,576,124	68,246
(1.00) * 1-Month LIBOR + 6.60%, 1.84% (A), 05/20/2041	40,763	2,375
7.50%, 04/20/2031	606	44
Government National Mortgage Association REMICS, Principal Only STRIPS
Zero Coupon, 01/20/2038	5,742	4,804
Resolution Funding Corp., Principal Only STRIPS
Zero Coupon, 04/15/2030 (D)	400,000	300,126
Tennessee Valley Authority
4.25%, 09/15/2065 (D)	264,000	246,803
4.63%, 09/15/2060	155,000	154,457
5.88%, 04/01/2036	874,000	1,005,635
Tennessee Valley Authority, Interest Only STRIPS
Zero Coupon, 07/15/2028	1,000,000	803,694

Total U.S. Government Agency Obligations (Cost $255,285,602)		243,591,163

U.S. GOVERNMENT OBLIGATIONS - 24.4%
U.S. Treasury - 24.4%
U.S. Treasury Bonds
1.13%, 05/15/2040	14,331,300	9,516,879
1.38%, 11/15/2040	2,100,000	1,444,160
1.75%, 08/15/2041	2,510,000	1,814,161
1.88%, 02/15/2051 - 11/15/2051	3,675,000	2,498,421
2.00%, 08/15/2051	30,000	21,002
2.25%, 02/15/2052	1,690,000	1,254,429
2.38%, 05/15/2051	2,278,700	1,741,870
2.50%, 02/15/2045	840,000	668,686
2.88%, 05/15/2043 - 05/15/2052	2,261,000	1,937,998
3.00%, 08/15/2052 (D)	785,000	686,507
3.13%, 02/15/2043	1,440,000	1,292,456
3.63%, 02/15/2053	7,950,000	7,859,320
3.75%, 08/15/2041	2,100,000	2,093,356
3.88%, 08/15/2040	1,225,000	1,254,189
4.00%, 11/15/2052	862,300	911,343
4.38%, 05/15/2040	250,000	272,432

Transamerica Series Trust	Page 11

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bonds, Principal Only STRIPS
05/15/2023 (D)	$ 6,260,000	$ 6,228,574
02/15/2024 - 02/15/2035	5,512,000	5,048,307
05/15/2025 (D)	1,000,000	921,183
U.S. Treasury Notes
0.25%, 09/30/2023 (J)	4,220,000	4,129,666
0.38%, 11/30/2025 - 01/31/2026	7,130,000	6,498,315
0.75%, 04/30/2026	330,000	300,635
0.88%, 01/31/2024 (J)	13,126,000	12,711,198
0.88%, 06/30/2026	1,993,000	1,815,732
1.13%, 10/31/2026	58,950,000	53,720,490
1.25%, 04/30/2028	530,000	471,286
1.25%, 06/30/2028 (D)	3,305,000	2,930,089
1.38%, 10/31/2028 (D)	34,110,000	30,236,650
1.50%, 11/30/2028	3,760,000	3,351,100
1.63%, 02/15/2026 - 08/15/2029	949,400	879,928
1.75%, 12/31/2026	130,000	120,936
2.00%, 06/30/2024	161,000	156,164
2.00%, 08/15/2025 - 11/15/2026 (D)	945,000	899,362
2.25%, 03/31/2024 - 02/15/2027 (D)	15,382,000	15,015,855
2.38%, 03/31/2029	3,250,000	3,031,387
2.50%, 08/15/2023 - 03/31/2027	18,616,000	18,056,938
2.63%, 05/31/2027	42,324,000	40,540,109
2.75%, 05/31/2023	209,000	208,313
2.88%, 04/30/2025 - 05/15/2028	530,000	512,858
3.00%, 07/15/2025	18,520,000	18,111,258
3.88%, 11/30/2029	3,573,600	3,632,090
4.13%, 09/30/2027	2,480,000	2,524,175

		267,319,807

U.S. Treasury Inflation-Protected Securities - 0.0% (E)
U.S. Treasury Inflation-Protected Indexed Bonds
2.50%, 01/15/2029	69,654	74,548

Total U.S. Government Obligations (Cost $287,976,690)		267,394,355

	Shares	Value
COMMON STOCKS - 28.1%
Australia - 0.2%
BHP Group Ltd.	39,809	1,258,519
Woodside Energy Group Ltd. (D)	22,022	491,975

		1,750,494

Austria - 0.0% (E)
Erste Group Bank AG	10,789	357,432

Belgium - 0.1%
KBC Group NV	9,158	629,253

Canada - 0.2%
Fairfax Financial Holdings Ltd. (D)	385	256,072
Ritchie Bros Auctioneers, Inc.	4,286	241,259
Toronto-Dominion Bank (D)	32,367	1,938,667

		2,435,998

Cayman Islands - 0.0% (E)
Sands China Ltd. (K)	120,800	419,658

Denmark - 0.4%
Carlsberg AS, Class B	4,772	740,456
Coloplast AS, Class B	3,178	418,439
Genmab AS (K)	391	147,800
Novo Nordisk AS, Class B	21,710	3,448,009

		4,754,704

	Shares	Value
COMMON STOCKS (continued)
Finland - 0.1%
Nordea Bank Abp (D)	73,036	$ 779,900

France - 2.0%
Air Liquide SA	4,923	824,054
Airbus SE	17,678	2,361,205
AXA SA	22,994	701,721
BNP Paribas SA	9,403	561,524
Capgemini SE	3,966	737,023
Cie Generale des Etablissements Michelin SCA	21,312	651,471
Kering SA	1,026	669,391
L’Oreal SA	1,697	758,292
Legrand SA	10,429	952,922
LVMH Moet Hennessy Louis Vuitton SE	5,521	5,067,772
Pernod Ricard SA	3,678	832,813
Safran SA	10,665	1,578,810
Schneider Electric SE	5,165	863,194
TotalEnergies SE (D)	25,093	1,479,575
Vinci SA	32,144	3,685,063

		21,724,830

Germany - 0.8%
adidas AG	2,869	508,595
Allianz SE	5,103	1,177,956
Delivery Hero SE (B) (K)	2,548	86,925
Deutsche Boerse AG	4,224	822,455
Deutsche Telekom AG	36,864	893,299
Infineon Technologies AG	19,808	813,419
Muenchener Rueckversicherungs-Gesellschaft AG	2,041	713,606
RWE AG	73,186	3,149,073
Symrise AG	1,700	185,001

		8,350,329

Hong Kong - 0.3%
AIA Group Ltd.	206,000	2,160,395
Hong Kong Exchanges & Clearing Ltd.	12,300	545,194
Techtronic Industries Co. Ltd.	36,500	395,481

		3,101,070

India - 0.3%
HDFC Bank Ltd., ADR	41,979	2,798,740

Ireland - 0.1%
Medtronic PLC	1,853	149,389
Trane Technologies PLC	7,090	1,304,418

		1,453,807

Israel - 0.0% (E)
SolarEdge Technologies, Inc. (K)	1,138	345,895

Italy - 0.0% (E)
UniCredit SpA	27,231	513,246

Japan - 1.6%
Bridgestone Corp.	18,200	739,333
Daikin Industries Ltd.	4,600	825,270
FANUC Corp.	27,000	975,029
Hoya Corp. (D)	26,500	2,928,574
Keyence Corp.	4,600	2,254,498
Kyowa Kirin Co. Ltd.	20,400	445,363
Makita Corp. (D)	5,700	141,958
Mitsubishi UFJ Financial Group, Inc.	70,300	450,529
Nippon Telegraph & Telephone Corp.	36,400	1,087,731
Recruit Holdings Co. Ltd.	15,300	420,888

Transamerica Series Trust	Page 12

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Shin-Etsu Chemical Co. Ltd.	108,000	$ 3,505,791
SMC Corp.	1,071	567,755
Sony Group Corp.	12,700	1,156,759
Sumitomo Mitsui Financial Group, Inc.	13,100	524,230
Tokio Marine Holdings, Inc.	39,700	764,024
Tokyo Electron Ltd.	5,400	659,697

		17,447,429

Luxembourg - 0.0% (E)
Perimeter Solutions SA (K)	22,311	180,273

Netherlands - 0.9%
ASML Holding NV	5,573	3,797,710
NXP Semiconductors NV	21,141	3,942,268
Stellantis NV	112,250	2,041,409

		9,781,387

Republic of Korea - 0.1%
Samsung Electronics Co. Ltd., GDR (L)	595	730,958

Singapore - 0.1%
DBS Group Holdings Ltd.	47,600	1,183,419

Spain - 0.1%
Iberdrola SA	96,014	1,196,123

Sweden - 0.4%
Assa Abloy AB, B Shares	18,133	434,330
Atlas Copco AB, A Shares (D)	46,841	593,398
Svenska Handelsbanken AB, A Shares (D)	53,614	464,343
Volvo AB, B Shares (D)	163,821	3,375,800

		4,867,871

Switzerland - 0.5%
Chubb Ltd.	1,344	260,978
Garmin Ltd.	2,066	208,501
Lonza Group AG	1,064	640,527
Nestle SA	18,972	2,313,265
Roche Holding AG	4,854	1,386,994
Straumann Holding AG (D)	2,607	391,010

		5,201,275

Taiwan - 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	41,899	3,897,445

United Kingdom - 1.4%
3i Group PLC	19,719	411,012
Anglo American PLC	17,636	586,600
AstraZeneca PLC	32,002	4,434,014
BP PLC	393,575	2,487,598
Diageo PLC	26,790	1,195,628
Ferguson PLC	4,127	545,638
Lloyds Banking Group PLC	1,280,415	752,816
London Stock Exchange Group PLC	6,539	635,131
Prudential PLC	44,405	607,977
RELX PLC	31,690	1,026,379
Rio Tinto PLC	16,711	1,134,307
Shell PLC	67,208	1,915,332
TechnipFMC PLC (K)	14,233	194,280

		15,926,712

United States - 18.1%
AbbVie, Inc.	29,148	4,645,317
Advanced Micro Devices, Inc. (K)	18,969	1,859,152
AECOM	2,476	208,776
Alaska Air Group, Inc. (K)	4,377	183,659

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Albertsons Cos., Inc., Class A	8,124	$ 168,817
Allegro MicroSystems, Inc. (K)	6,221	298,546
Alnylam Pharmaceuticals, Inc. (K)	1,446	289,663
Alphabet, Inc., Class C (K)	16,686	1,735,344
Amazon.com, Inc. (K)	89,300	9,223,797
American Electric Power Co., Inc.	1,596	145,220
American Express Co.	1,509	248,910
American Homes 4 Rent, Class A, REIT	7,527	236,724
AmerisourceBergen Corp.	2,772	443,825
AMETEK, Inc.	2,999	435,845
Amgen, Inc.	950	229,662
Analog Devices, Inc.	13,109	2,585,357
Apple Hospitality, Inc., REIT	8,584	133,224
Apple, Inc.	44,699	7,370,865
AptarGroup, Inc.	3,201	378,326
Arista Networks, Inc. (K)	1,083	181,792
Atmos Energy Corp.	3,149	353,822
AutoZone, Inc. (K)	159	390,846
Axalta Coating Systems Ltd. (K)	16,829	509,750
Baker Hughes Co.	35,938	1,037,171
Bank of America Corp.	127,157	3,636,690
Bath & Body Works, Inc.	4,445	162,598
BellRing Brands, Inc. (K)	3,759	127,806
Berkshire Hathaway, Inc., Class B (K)	2,797	863,630
Best Buy Co., Inc.	1,660	129,928
BJ’s Wholesale Club Holdings, Inc. (K)	4,894	372,287
Black Knight, Inc. (K)	5,829	335,517
Blackstone, Inc.	4,610	404,942
Booking Holdings, Inc. (K)	1,131	2,999,876
Boston Scientific Corp. (K)	25,848	1,293,175
Bright Horizons Family Solutions, Inc. (K)	4,688	360,929
Bristol-Myers Squibb Co.	52,591	3,645,082
Brixmor Property Group, Inc., REIT	10,405	223,916
Broadridge Financial Solutions, Inc., ADR	1,793	262,800
Brunswick Corp.	4,592	376,544
Burlington Stores, Inc. (K)	2,780	561,838
Cadence Design Systems, Inc. (K)	1,064	223,536
Capital One Financial Corp.	6,699	644,176
Carlisle Cos., Inc.	793	179,274
Carter’s, Inc. (D)	2,123	152,686
Casey’s General Stores, Inc.	1,239	268,194
Catalent, Inc. (K)	5,384	353,783
Cboe Global Markets, Inc.	2,911	390,773
CBRE Group, Inc., Class A (K)	3,578	260,514
Certara, Inc. (D) (K)	10,069	242,764
Charles Schwab Corp.	19,251	1,008,367
Charter Communications, Inc., Class A (K)	3,724	1,331,740
Chemed Corp.	655	352,226
Cheniere Energy, Inc.	2,046	322,450
Chevron Corp.	19,304	3,149,641
Cigna Group	679	173,505
Cisco Systems, Inc.	3,252	169,998
Citigroup, Inc.	3,647	171,008
Citizens Financial Group, Inc.	9,710	294,893
Clearwater Analytics Holdings, Inc., Class A (K)	16,093	256,844
CME Group, Inc.	17,912	3,430,506
CNA Financial Corp.	2,524	98,512
Coca-Cola Co.	57,737	3,581,426
Cognex Corp.	6,505	322,323
Columbia Sportswear Co.	926	83,562
Commerce Bancshares, Inc.	3,664	213,794
CommScope Holding Co., Inc. (K)	6,661	42,431
Confluent, Inc., Class A (K)	9,535	229,507
ConocoPhillips	22,624	2,244,527
Constellation Brands, Inc., Class A	1,007	227,471
Cooper Cos., Inc.	953	355,812

Transamerica Series Trust	Page 13

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Copart, Inc. (K)	6,846	$ 514,888
Coterra Energy, Inc.	5,750	141,105
Crowdstrike Holdings, Inc., Class A (K)	1,481	203,282
Crown Holdings, Inc.	3,570	295,275
CubeSmart, REIT	7,667	354,369
Cullen/Frost Bankers, Inc.	2,955	311,280
Cushman & Wakefield PLC (D) (K)	23,801	250,863
CVS Health Corp.	3,394	252,208
Deere & Co.	7,760	3,203,949
Definitive Healthcare Corp. (K)	12,584	129,993
Dexcom, Inc. (K)	3,053	354,698
Dick’s Sporting Goods, Inc.	1,427	202,477
Dollar General Corp.	534	112,386
Douglas Dynamics, Inc.	5,297	168,921
Dover Corp.	2,455	373,013
Dow, Inc.	26,853	1,472,081
Driven Brands Holdings, Inc. (K)	12,110	367,054
DT Midstream, Inc. (K)	3,985	196,739
EastGroup Properties, Inc., REIT	2,959	489,182
Eaton Corp. PLC	4,738	811,809
Edison International	2,591	182,899
Elanco Animal Health, Inc. (K)	9,077	85,324
Eli Lilly & Co.	772	265,120
Encompass Health Corp.	7,042	380,972
Energizer Holdings, Inc.	4,327	150,147
Entegris, Inc.	5,834	478,446
Entergy Corp.	1,386	149,328
Envestnet, Inc. (K)	4,068	238,670
Envista Holdings Corp. (D) (K)	3,538	144,633
EOG Resources, Inc.	5,842	669,668
Equifax, Inc.	1,142	231,643
Estee Lauder Cos., Inc., Class A	1,165	287,126
Evercore, Inc., Class A	2,737	315,795
Exact Sciences Corp. (D) (K)	4,454	302,026
FactSet Research Systems, Inc.	868	360,298
Federal Realty Investment Trust, REIT	1,938	191,533
FedEx Corp.	1,206	275,559
First Advantage Corp. (K)	17,235	240,601
First Citizens BancShares, Inc., Class A	162	157,642
First Interstate BancSystem, Inc., Class A	6,600	197,076
FleetCor Technologies, Inc. (K)	1,153	243,110
Focus Financial Partners, Inc., Class A (K)	3,842	199,285
Fortune Brands Innovations, Inc.	9,708	570,151
Freeport-McMoRan, Inc.	6,261	256,138
Generac Holdings, Inc. (K)	2,118	228,765
General Dynamics Corp.	1,107	252,628
Guidewire Software, Inc. (K)	3,505	287,585
Hartford Financial Services Group, Inc.	2,531	176,385
HashiCorp, Inc., Class A (K)	4,787	140,211
Hayward Holdings, Inc. (D) (K)	24,710	289,601
HCA Healthcare, Inc.	1,212	319,580
HealthEquity, Inc. (K)	5,490	322,318
Hillman Solutions Corp. (D) (K)	29,428	247,784
Hilton Worldwide Holdings, Inc.	2,787	392,605
Home Depot, Inc.	649	191,533
Honeywell International, Inc.	1,249	238,709
Hubbell, Inc.	1,338	325,549
HubSpot, Inc. (K)	694	297,552
IAC, Inc. (K)	3,763	194,171
ICU Medical, Inc. (D) (K)	1,588	261,956
IDEX Corp.	958	221,327
Ingersoll Rand, Inc.	5,644	328,368
Insulet Corp. (K)	899	286,745
International Business Machines Corp.	1,383	181,297
Intuit, Inc.	7,200	3,209,976
Intuitive Surgical, Inc. (K)	5,834	1,490,412
ITT, Inc.	1,246	107,530

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Jabil, Inc.	2,500	$ 220,400
Jack Henry & Associates, Inc.	2,092	315,306
JBG SMITH Properties, REIT	5,520	83,131
Johnson & Johnson	3,172	491,660
Keurig Dr. Pepper, Inc.	5,594	197,356
Keysight Technologies, Inc. (K)	1,114	179,889
Kimco Realty Corp., REIT	16,412	320,526
Kinder Morgan, Inc.	19,108	334,581
Kinsale Capital Group, Inc.	1,046	313,957
Knight-Swift Transportation Holdings, Inc.	4,870	275,545
Kraft Heinz Co.	8,058	311,603
Laboratory Corp. of America Holdings	1,080	247,774
Lam Research Corp.	547	289,976
Lamar Advertising Co., Class A, REIT	2,034	203,176
Lamb Weston Holdings, Inc.	3,421	357,563
Landstar System, Inc.	1,648	295,420
LCI Industries (D)	1,854	203,699
Leidos Holdings, Inc.	1,775	163,407
Lennox International, Inc.	1,234	310,080
Liberty Broadband Corp., Class C (K)	2,792	228,106
Liberty Media Corp. - Liberty SiriusXM, Class C (K)	7,070	197,889
Lincoln Electric Holdings, Inc. (D)	2,275	384,702
Linde PLC	866	304,387
LKQ Corp.	6,003	340,730
Loews Corp.	9,510	551,770
Lowe’s Cos., Inc.	2,861	572,114
LPL Financial Holdings, Inc.	1,888	382,131
Lyft, Inc., Class A (K)	8,246	76,440
M&T Bank Corp.	4,599	549,902
Manhattan Associates, Inc. (K)	2,210	342,218
Marriott International, Inc., Class A	18,270	3,033,551
Martin Marietta Materials, Inc.	1,029	365,357
Marvell Technology, Inc.	4,543	196,712
Mastercard, Inc., Class A	13,486	4,900,947
McDonald’s Corp.	4,920	1,375,681
Merck & Co., Inc.	2,131	226,717
Meta Platforms, Inc., Class A (K)	20,898	4,429,122
Mettler-Toledo International, Inc. (K)	140	214,229
MGIC Investment Corp.	10,131	135,958
Microsoft Corp.	46,702	13,464,187
Mid-America Apartment Communities, Inc., REIT	3,862	583,316
Middleby Corp. (D) (K)	1,098	160,978
Moelis & Co., Class A	6,014	231,178
Mohawk Industries, Inc. (K)	2,035	203,948
Molina Healthcare, Inc. (K)	1,334	356,832
MongoDB, Inc. (K)	1,388	323,571
Morgan Stanley	6,488	569,646
MSA Safety, Inc.	3,170	423,195
Murphy USA, Inc. (D)	570	147,089
Natera, Inc. (K)	2,869	159,287
National Retail Properties, Inc., REIT	5,811	256,556
nCino, Inc. (K)	7,872	195,068
Newell Brands, Inc.	13,037	162,180
Nexstar Media Group, Inc.	593	102,387
NextEra Energy, Inc.	26,725	2,059,963
NIKE, Inc., Class B	5,335	654,284
Nordson Corp.	1,497	332,723
Norfolk Southern Corp.	390	82,680
Northern Trust Corp.	2,264	199,526
Northrop Grumman Corp.	375	173,145
NVIDIA Corp.	5,665	1,573,567
Old Dominion Freight Line, Inc.	565	192,575
Oracle Corp.	2,335	216,968
Outfront Media, Inc., REIT	16,734	271,593
Packaging Corp. of America	2,289	317,782

Transamerica Series Trust	Page 14

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Palo Alto Networks, Inc. (K)	2,839	$ 567,062
Performance Food Group Co. (K)	7,104	428,655
PG&E Corp. (K)	13,975	225,976
Philip Morris International, Inc.	2,715	264,034
Phillips 66	2,849	288,832
Planet Fitness, Inc., Class A (K)	4,294	333,515
PNC Financial Services Group, Inc.	3,315	421,336
Pool Corp.	1,298	444,487
Post Holdings, Inc. (K)	2,962	266,195
Power Integrations, Inc.	4,698	397,639
Procter & Gamble Co.	2,389	355,220
Progressive Corp.	11,235	1,607,279
Prologis, Inc., REIT	23,366	2,915,376
Public Service Enterprise Group, Inc.	2,516	157,124
Public Storage, REIT	946	285,824
Q2 Holdings, Inc. (K)	5,684	139,940
QUALCOMM, Inc.	3,277	418,080
Quanta Services, Inc.	4,207	701,054
QuidelOrtho Corp. (K)	2,873	255,956
Ralph Lauren Corp.	1,860	217,006
Rayonier, Inc., REIT	6,809	226,467
Raytheon Technologies Corp.	3,879	379,870
RBC Bearings, Inc. (K)	1,356	315,582
Regeneron Pharmaceuticals, Inc. (K)	3,848	3,161,786
Reynolds Consumer Products, Inc. (D)	8,626	237,215
RLI Corp.	2,327	309,282
Ross Stores, Inc.	19,835	2,105,089
Royalty Pharma PLC, Class A	7,123	256,642
Ryman Hospitality Properties, Inc., REIT	2,406	215,890
S&P Global, Inc.	6,662	2,296,858
ServiceNow, Inc. (K)	907	421,501
ServisFirst Bancshares, Inc.	4,245	231,904
Simpson Manufacturing Co., Inc.	2,806	307,650
SS&C Technologies Holdings, Inc.	5,422	306,180
StepStone Group, Inc., Class A	11,901	288,837
Stericycle, Inc. (K)	6,452	281,372
STERIS PLC	2,048	391,741
Sun Communities, Inc., REIT	4,914	692,284
Syneos Health, Inc. (K)	5,244	186,791
Synopsys, Inc. (K)	551	212,824
Sysco Corp.	1,835	141,717
T-Mobile US, Inc. (K)	5,754	833,409
T. Rowe Price Group, Inc.	1,425	160,883
Target Corp.	874	144,761
TD SYNNEX Corp.	1,793	173,544
Teradyne, Inc.	13,146	1,413,326
Tesla, Inc. (K)	9,198	1,908,217
Texas Instruments, Inc.	1,956	363,836
Texas Roadhouse, Inc.	1,308	141,342
Thermo Fisher Scientific, Inc.	754	434,583
Timken Co.	1,882	153,797
Toro Co.	4,772	530,456
Tractor Supply Co.	1,298	305,082
Trade Desk, Inc., Class A (K)	5,594	340,731
TransUnion	6,167	383,217
Travelers Cos., Inc.	1,921	329,279
Truist Financial Corp.	19,206	654,925
Tyler Technologies, Inc. (K)	1,055	374,145
Uber Technologies, Inc. (K)	95,960	3,041,932
Union Pacific Corp.	9,811	1,974,562
United Parcel Service, Inc., Class B	15,825	3,069,892
UnitedHealth Group, Inc.	11,856	5,603,027
US Bancorp	20,075	723,704
Vail Resorts, Inc.	1,577	368,513
Verizon Communications, Inc.	9,935	386,372
Vertex Pharmaceuticals, Inc. (K)	642	202,275
Vulcan Materials Co.	605	103,794

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Waste Connections, Inc.	2,986	$ 415,263
Wells Fargo & Co.	16,186	605,033
Welltower, Inc., REIT	1,535	110,044
Wendy’s Co.	14,790	322,126
West Pharmaceutical Services, Inc.	1,203	416,803
Westrock Co.	4,332	131,996
WEX, Inc. (K)	2,334	429,199
Weyerhaeuser Co., REIT	12,585	379,186
Williams Cos., Inc.	9,799	292,598
WillScot Mobile Mini Holdings Corp. (K)	10,136	475,176
Wintrust Financial Corp.	4,092	298,511
Wolfspeed, Inc. (D) (K)	1,779	115,546
Woodward, Inc.	783	76,241
Workday, Inc., Class A (K)	1,272	262,719
Xcel Energy, Inc.	3,909	263,623
Yum! Brands, Inc.	13,274	1,753,230
Zebra Technologies Corp., Class A (K)	864	274,752
Zimmer Biomet Holdings, Inc.	1,291	166,797
Zoom Video Communications, Inc., Class A (K)	2,919	215,539

		198,719,554

Uruguay - 0.0% (E)
Globant SA (K)	231	37,886

Total Common Stocks (Cost $295,348,160)		308,585,688

INVESTMENT COMPANY - 0.1%
United States - 0.1%
JPMorgan High Yield Fund	115,629	718,058

Total Investment Company (Cost $827,237)		718,058

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.2%
U.S. Treasury Bills
3.31% (I), 07/13/2023 (J)	$ 742,000	732,249
3.86% (I), 07/13/2023	70,000	69,080
3.89% (I), 07/13/2023	70,000	69,080
4.51% (I), 06/15/2023 (J)	35,000	34,671
4.79% (I), 06/15/2023	1,000,000	990,609

Total Short-Term U.S. Government Obligations (Cost $1,898,768)		1,895,689

	Shares	Value
OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (I)	11,621,229	11,621,229

Total Other Investment Company (Cost $11,621,229)		11,621,229

Transamerica Series Trust	Page 15

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 3.8%

Fixed Income Clearing Corp., 2.10% (I), dated 03/31/2023, to be repurchased at $41,892,608 on 04/03/2023. Collateralized by U.S. Government Obligations, 1.50% - 1.75%, due 12/31/2024 - 02/15/2025, and with a total value of $42,723,099.

$ 41,885,278	$ 41,885,278

Total Repurchase Agreement (Cost $41,885,278)	41,885,278

Total Investments (Cost $1,151,539,256)	1,110,015,074
Net Other Assets (Liabilities) - (1.1)%	(12,452,152)

Net Assets - 100.0%	$ 1,097,562,922

Transamerica Series Trust	Page 16

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	471	06/30/2023	$96,725,423	$97,239,422	$513,999	$—
10-Year U.S. Treasury Notes	1,769	06/21/2023	197,423,226	203,296,797	5,873,571	—
30-Year U.S. Treasury Bonds	153	06/21/2023	19,338,855	20,066,906	728,051	—
EUR Currency	81	06/16/2023	10,859,142	11,039,794	180,652	—
FTSE 100 Index	117	06/16/2023	11,148,273	11,025,454	—	(122,819)
JPY Currency	117	06/16/2023	10,912,338	11,147,906	235,568	—
S&P 500® E-Mini Index	153	06/16/2023	30,524,721	31,653,788	1,129,067	—
U.S. Treasury Ultra Bonds	128	06/21/2023	17,422,131	18,064,000	641,869	—

Total					$9,302,777	$(122,819)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	(405)	06/30/2023	$(43,456,410)	$(44,350,664)	$—	$(894,254)
10-Year U.S. Treasury Ultra Notes	(51)	06/21/2023	(6,174,296)	(6,178,172)	—	(3,876)
E-Mini Russell 1000® Index	(395)	06/16/2023	(31,649,194)	(32,775,050)	—	(1,125,856)
E-Mini Russell 2000® Index	(53)	06/16/2023	(4,884,272)	(4,805,775)	78,497	—
EURO STOXX 50® Index	(473)	06/16/2023	(21,869,140)	(21,857,586)	11,554	—
MSCI EAFE Index	(37)	06/16/2023	(3,772,073)	(3,878,525)	—	(106,452)
S&P Midcap 400® E-Mini Index	(73)	06/16/2023	(18,578,040)	(18,466,810)	111,230	—
S&P/TSX 60 Index	(65)	06/15/2023	(11,640,702)	(11,631,224)	9,478	—
TOPIX Index	(151)	06/08/2023	(22,858,119)	(22,785,050)	73,069	—

Total					$283,828	$(2,130,438)

Total Futures Contracts					$9,586,605	$(2,253,257)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Obligations	24.1%	$267,394,355
U.S. Government Agency Obligations	21.9	243,591,163
Banks	5.6	62,645,770
Oil, Gas & Consumable Fuels	2.7	30,246,160
Electric Utilities	2.7	29,383,348
Semiconductors & Semiconductor Equipment	2.6	29,120,268
Capital Markets	2.6	28,877,834
Software	2.4	27,003,324
Pharmaceuticals	1.8	20,234,428
Health Care Providers & Services	1.8	19,841,846
Insurance	1.4	15,528,569
Biotechnology	1.4	15,248,489
Hotels, Restaurants & Leisure	1.3	14,430,376
Machinery	1.1	12,578,551
Financial Services	1.1	11,844,346
Broadline Retail	1.0	10,871,901
Health Care Equipment & Supplies	0.9	10,420,904
Ground Transportation	0.9	10,250,637
Technology Hardware, Storage & Peripherals	0.9	10,249,688
Beverages	0.9	9,881,308
Chemicals	0.8	9,061,538
Diversified Telecommunication Services	0.8	8,588,044
Aerospace & Defense	0.8	8,408,952
Textiles, Apparel & Luxury Goods	0.7	7,353,296
Asset-Backed Securities	0.6	7,135,198
Specialty Retail	0.6	6,813,804
Media	0.6	6,750,712

Transamerica Series Trust	Page 17

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Interactive Media & Services	0.6%		$6,358,637
Food Products	0.6		6,350,736
Tobacco	0.6		6,282,596
Metals & Mining	0.5		5,514,985
Wireless Telecommunication Services	0.5		5,512,586
Construction & Engineering	0.5		5,070,069
Independent Power & Renewable Electricity Producers	0.5		4,994,520
Building Products	0.5		4,976,550
Automobiles	0.4		4,666,536
Foreign Government Obligations	0.3		3,685,120
Electrical Equipment	0.3		3,618,084
Air Freight & Logistics	0.3		3,474,083
Industrial REITs	0.3		3,466,672
IT Services	0.3		3,464,583
Professional Services	0.3		3,443,634
Electronic Equipment, Instruments & Components	0.3		3,425,406
Specialized REITs	0.3		2,950,133
Commercial Services & Supplies	0.2		2,516,634
Gas Utilities	0.2		2,479,944
Personal Care Products	0.2		2,405,984
Retail REITs	0.2		2,189,009
Consumer Staples Distribution & Retail	0.2		2,092,503
Mortgage-Backed Securities	0.2		2,079,669
Consumer Finance	0.2		2,070,564
Entertainment	0.2		2,009,809
Life Sciences Tools & Services	0.2		2,003,959
Household Durables	0.2		1,886,011
Passenger Airlines	0.2		1,870,686
Multi-Utilities	0.2		1,689,322
Residential REITs	0.2		1,651,890
Automobile Components	0.1		1,594,503
Industrial Conglomerates	0.1		1,472,471
Diversified Consumer Services	0.1		1,441,467
Health Care REITs	0.1		1,373,826
Office REITs	0.1		1,346,957
Energy Equipment & Services	0.1		1,231,451
Containers & Packaging	0.1		1,123,379
Trading Companies & Distributors	0.1		1,070,030
Distributors	0.1		785,217
Household Products	0.1		742,582
U.S. Fixed Income Funds	0.1		718,058
Diversified REITs	0.1		514,212
Real Estate Management & Development	0.1		511,377
Construction Materials	0.0	(E)	469,151
Internet & Catalog Retail	0.0	(E)	430,090
Communications Equipment	0.0	(E)	394,221
Leisure Products	0.0	(E)	376,544
Health Care Technology	0.0	(E)	372,757
Hotel & Resort REITs	0.0	(E)	349,114
Water Utilities	0.0	(E)	185,719
Transportation Infrastructure	0.0	(E)	154,029

Investments	95.0		1,054,612,878
Short-Term Investments	5.0		55,402,196

Total Investments	100.0%		$1,110,015,074

Transamerica Series Trust	Page 18

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS Investments
Asset-Backed Securities	$981,500	$6,153,698	$—	$7,135,198
Corporate Debt Securities	—	221,423,627	—	221,423,627
Foreign Government Obligations	—	3,685,120	—	3,685,120
Mortgage-Backed Securities	—	2,079,669	—	2,079,669
U.S. Government Agency Obligations	—	243,591,163	—	243,591,163
U.S. Government Obligations	—	267,394,355	—	267,394,355
Common Stocks	214,902,196	93,683,492	—	308,585,688
Investment Company	718,058	—	—	718,058
Short-Term U.S. Government Obligations	—	1,895,689	—	1,895,689
Other Investment Company	11,621,229	—	—	11,621,229
Repurchase Agreement	—	41,885,278	—	41,885,278

Total Investments	$228,222,983	$881,792,091	$—	$1,110,015,074

Other Financial Instruments
Futures Contracts (N)	$9,586,605	$—	$—	$9,586,605

Total Other Financial Instruments	$9,586,605	$—	$—	$9,586,605

LIABILITIES
Other Financial Instruments
Futures Contracts (N)	$(2,253,257)	$—	$—	$(2,253,257)

Total Other Financial Instruments	$(2,253,257)	$—	$—	$(2,253,257)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the total value of 144A securities is $61,871,334, representing 5.6% of the Portfolio’s net assets.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2023, the total value of securities is $201,975, representing less than 0.1% of the Portfolio’s net assets.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $59,463,402, collateralized by cash collateral of $11,621,229 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $49,253,024. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Rounds to less than $1 or $(1).
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Rates disclosed reflect the yields at March 31, 2023.
(J)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $12,566,962.
(K)	Non-income producing securities.
(L)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2023, the value of the Regulation S security is $730,958, representing 0.1% of the Portfolio’s net assets.
(M)	There were no transfers in or out of Level 3 during the period ended March 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(N)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Series Trust	Page 19

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STOXX	Deutsche Börse Group & SIX Group Index
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

Transamerica Series Trust	Page 20

Transamerica JPMorgan Tactical Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica JPMorgan Tactical Allocation VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Effective September 8, 2022, Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Series Trust	Page 21

Transamerica JPMorgan Tactical Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 22